Inventories - Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of inventories
Finished goods	$ 40,898	$ 37,415	$ 34,446
Work in process	35,638	32,383	34,466
Raw materials and supplies	86,384	73,455	70,814
Inventories	$ 162,920	$ 143,253	$ 139,726